Advances to joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advances to Joint Ventures [Line Items]
Advances to joint ventures	$ 3,284	$ 0
Long-term advances/shareholder loans to joint ventures	869	3,831
Advances/shareholder loans to joint ventures	$ 4,153	$ 3,831
Shareholder [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%